Retirement Plans (Schedule of Changes in Projected Benefit Obligations) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligations at beginning of year	$ 214,036	$ 212,908
Service cost	8,375	10,502	$ 8,515
Interest cost	7,633	8,902	8,236
Plan Amendments	92	0
Actuarial (gain) loss	(3,201)	(11,340)
Benefits payments and expenses	(10,913)	(6,936)
Benefit obligation at end of year	216,022	214,036	212,908
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	176,238	157,948
Actual gain on plan assets	34,304	2,126
Employer contributions	8,200	23,100
Benefits payments and expenses	(10,913)	(6,936)
Fair value of plan assets at end of year	207,829	176,238	$ 157,948
Unfunded Status	$ 8,193	$ 37,798